Note 24 - Post-employment and other employee benefit commitments. Consolidated Income Statement Impact (Details) - EUR (€) € in Millions	6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
Post-employment and other employee benefit commitments
Net Interest Expense on Cost attributable to Pensions Funds	€ 38	€ 41
Personel Expenses Benefit Commitments	79	81
Employer contributions	55	51
Post Employments Benefit Expense Defined Benefit Plans	24	30
Provisions Consolidated Income Statement Impact	127	57
Total Impact on Profit and Loss Benefit Commitments	€ 244	€ 179